CONDENSED CONSOLIDATED BALANCE SHEETS/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Loans held for investment, cost		$ 91,879
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares issued (in shares)	10,202,009	10,202,009
Common shares outstanding (in shares)	10,202,009	10,202,009	10,202,000	10,202,009	10,202,009